SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 76.6%

Communication Services — 3.8%
AT&T Inc	65,696	$1,399
Cable One Inc	159	207
Charter Communications Inc, Cl A *	128	65
Cogent Communications Holdings Inc	1,022	62
Comcast Corp, Cl A	14,311	634
Electronic Arts Inc	4,755	659
Facebook Inc, Cl A *	7,056	1,366
Fox Corp	2,882	98
IAC *	443	38
Interpublic Group of Cos Inc/The	4,252	137
Liberty Media -Liberty SiriusXM *	2,161	89
Live Nation Entertainment Inc *	7,206	685
Loyalty Ventures *	560	6
Lumen Technologies	8,286	101
Madison Square Garden Sports C *	191	31
Match Group *	514	40
Netflix Inc *	129	25
New York Times Co/The, Cl A	2,073	72
Nexstar Media Group Inc, Cl A	616	108
Omnicom Group Inc	4,626	345
Pinterest Inc, Cl A *	15,783	310
Roku Inc, Cl A *	292	28
Snap Inc, Cl A *	24,345	344
Spotify Technology SA *	1,813	204
Take-Two Interactive Software Inc *	833	104
TEGNA	5,058	111
T-Mobile US Inc *	10,602	1,413
TripAdvisor Inc *	1,860	46
Twitter Inc *	14,173	561
Verizon Communications Inc	20,260	1,039
ViacomCBS Inc, Cl A	2,056	76
ViacomCBS Inc, Cl B	2,018	69
Vimeo Inc *	719	6
Walt Disney Co/The *	10,979	1,213
Warner Bros Discovery *	18,294	338
World Wrestling Entertainment, Cl A	1,782	119

		12,148

Consumer Discretionary — 9.4%
Aaron’s Co Inc	6,759	132
Advance Auto Parts Inc	623	118
Amazon.com Inc *	1,799	4,325
American Eagle Outfitters Inc	16,752	203
Aramark	2,596	89
Autoliv	1,309	105
AutoNation *	1,082	129
AutoZone Inc *	44	91
Best Buy Co Inc	976	80
Booking Holdings Inc *	299	671
BorgWarner Inc	537	22
Brunswick Corp	1,228	92
Burlington Stores Inc *	404	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Caesars Entertainment *	1,069	$54
Callaway Golf *	2,933	64
Capri Holdings *	2,143	104
CarMax Inc *	744	74
Carnival Corp *	4,654	65
Carter’s Inc	1,053	81
Carvana Co, Cl A *	554	16
Chegg Inc *	2,792	54
Chipotle Mexican Grill Inc, Cl A *	81	114
Choice Hotels International	641	82
Columbia Sportswear Co	602	47
Darden Restaurants Inc	1,745	218
Deckers Outdoor Corp *	281	75
Dick’s Sporting Goods Inc	1,799	146
Dollar General Corp	9,398	2,071
Dollar Tree Inc *	565	91
Domino’s Pizza Inc	993	361
DR Horton Inc	9,891	743
eBay Inc	5,427	264
Etsy Inc *	427	35
Expedia Group *	485	63
Foot Locker Inc	2,533	83
Ford Motor Co	6,427	88
frontdoor Inc *	1,979	49
GameStop, Cl A *	528	66
Gap Inc/The	4,895	54
Garmin Ltd	814	86
General Motors Co *	23,757	919
Gentex	2,897	90
Goodyear Tire & Rubber Co/The *	5,890	76
Grand Canyon Education *	1,325	118
H&R Block Inc	3,347	118
Hanesbrands Inc	1,600	19
Hasbro Inc	526	47
Hilton Worldwide Holdings Inc	1,519	214
Home Depot Inc/The	5,539	1,677
Hyatt Hotels Corp, Cl A *	774	68
KB Home	2,788	96
Kohl’s Corp	839	34
Las Vegas Sands Corp *	9,875	350
Lear Corp	411	58
Lithia Motors, Cl A	418	127
Lowe’s Cos Inc	10,355	2,022
lululemon athletica Inc *	285	83
Magna International Inc	12,236	794
Marriott International Inc/MD, Cl A	679	117
Marriott Vacations Worldwide	610	90
Mattel Inc *	910	23
MGM Resorts International	31,526	1,102
Mohawk Industries Inc *	721	102
Monro Inc	9,774	463
Murphy USA	644	160

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NIKE Inc, Cl B	8,460	$1,005
Nordstrom Inc	1,516	40
Norwegian Cruise Line Holdings Ltd *	2,379	38
NVR *	23	102
O’Reilly Automotive Inc *	141	90
Oxford Industries	1,191	109
Peloton Interactive Inc, Cl A *	1,049	15
Penske Automotive Group	933	107
Polaris Inc	549	59
Pool Corp	1,230	490
PulteGroup Inc	6,331	287
PVH Corp	1,066	76
Qurate Retail	12,316	44
Ralph Lauren, Cl A	847	86
Ross Stores Inc	18,294	1,555
Royal Caribbean Cruises Ltd *	765	44
Service Corp International/US	1,137	80
Shutterstock	560	34
Starbucks Corp	9,115	716
Steven Madden	2,716	101
Tapestry	2,532	87
Target Corp	1,620	262
Tempur Sealy International	2,754	73
Tesla Inc *	2,736	2,075
Thor Industries Inc	2,358	179
TJX Cos Inc/The	5,133	326
Tractor Supply Co	1,428	268
Travel + Leisure	1,185	61
Ulta Beauty Inc *	893	378
Under Armour, Cl A *	4,708	50
Urban Outfitters Inc *	2,117	45
Vail Resorts Inc	213	54
VF Corp	1,652	83
Wendy’s Co/The	2,626	49
Whirlpool	461	85
Williams-Sonoma Inc	555	71
Wingstop Inc	789	63
Wyndham Hotels & Resorts Inc	874	70
YETI Holdings Inc *	1,751	80
Yum China Holdings Inc	1,542	70
Yum! Brands Inc	560	68

		29,915

Consumer Staples — 6.3%
Altria Group Inc	3,184	172
Archer-Daniels-Midland Co	1,290	117
Brown-Forman Corp, Cl B	1,103	73
Bunge Ltd	963	114
Campbell Soup Co	2,145	103
Casey’s General Stores Inc	344	72
Clorox Co/The	495	72
Coca-Cola Co/The	31,266	1,982
Colgate-Palmolive Co	7,124	561

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conagra Brands Inc	45,001	$1,480
Constellation Brands Inc, Cl A	1,273	312
Costco Wholesale Corp	1,758	820
Darling Ingredients *	1,535	123
Energizer Holdings Inc	2,100	63
Estee Lauder, Cl A	422	107
Flowers Foods Inc	2,694	74
General Mills Inc	1,001	70
Grocery Outlet Holding Corp *	1,589	61
Hain Celestial Group Inc/The *	2,713	71
Hershey Co/The	1,957	414
Hormel Foods Corp	2,233	109
Ingredion Inc	6,376	604
JM Smucker Co/The	9,510	1,192
Kellogg Co	3,231	225
Keurig Dr Pepper Inc	1,806	63
Kimberly-Clark Corp	2,896	385
Kraft Heinz Co/The	1,549	59
Kroger Co/The	36,550	1,936
Lamb Weston Holdings Inc	1,288	87
McCormick & Co Inc/MD	1,882	175
MGP Ingredients	213	21
Molson Coors Beverage Co, Cl B	11,846	661
Mondelez International Inc, Cl A	14,097	896
Nomad Foods Ltd *	28,354	592
PepsiCo Inc	6,344	1,064
Philip Morris International Inc	14,714	1,564
Sysco Corp	23,898	2,012
TreeHouse Foods Inc *	3,179	131
Tyson Foods Inc, Cl A	5,815	521
US Foods Holding Corp *	13,632	452
Walgreens Boots Alliance Inc	9,524	417

		20,027

Energy — 3.8%
Baker Hughes Co, Cl A	29,228	1,052
Cabot Oil & Gas Corp	3,464	119
Cheniere Energy Inc	1,728	236
Chevron Corp	17,529	3,061
ConocoPhillips	7,088	796
Devon Energy Corp	6,524	489
Diamondback Energy Inc	1,939	295
DT Midstream	465	27
EOG Resources Inc	1,358	186
EQT Corp	6,571	313
Exxon Mobil Corp	8,227	790
Halliburton Co	5,206	211
Helmerich & Payne Inc	3,831	193
Hess Corp	1,868	230
Kinder Morgan Inc/DE	19,664	387
Marathon Oil Corp	9,442	297
Marathon Petroleum Corp	2,427	247
Oasis Petroleum	678	108

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK Inc	2,578	$170
Phillips 66	1,454	147
Pioneer Natural Resources Co	7,351	2,043
Schlumberger Ltd	4,621	212
Select Energy Services, Cl A *	3,358	28
Texas Pacific Land	71	111
Valero Energy Corp	1,795	233
Williams Inc	4,821	179

		12,160

Financials — 10.2%
Affiliated Managers Group Inc	631	84
Aflac Inc	1,184	72
AGNC Investment Corp ‡	2,829	35
Allstate Corp/The	1,314	180
Ally Financial Inc	2,235	98
American Express Co	1,286	217
American Homes 4 Rent, Cl A ‡	2,436	90
Ameriprise Financial Inc	898	248
Annaly Capital Management Inc ‡	94,744	626
Apollo Global Management	2,038	117
Arch Capital Group *	2,300	109
Ares Management, Cl A	1,251	89
Arthur J Gallagher	588	95
Assured Guaranty Ltd	1,974	116
Bank of America Corp	46,998	1,748
Bank of Hawaii Corp	618	49
Bank of New York Mellon Corp/The	6,146	286
Bank of NT Butterfield & Son	3,324	105
Bank OZK	9,680	401
BankUnited Inc	2,425	101
Berkshire Hathaway Inc, Cl B *	5,464	1,727
BlackRock Inc, Cl A	522	349
Blackstone	1,004	118
BOK Financial Corp	794	68
Brighthouse Financial Inc *	2,043	100
Capital One Financial Corp	657	84
Carlyle Group	1,855	71
Charles Schwab Corp/The	8,887	623
Chimera Investment Corp ‡	7,819	77
Chubb Ltd	1,561	330
Cincinnati Financial	726	93
Citigroup Inc	41,337	2,208
Citizens Financial Group Inc	14,083	583
CME Group Inc, Cl A	2,621	521
Cohen & Steers Inc	792	60
Comerica Inc	724	60
Commerce Bancshares Inc/MO	1,194	83
Cullen/Frost Bankers Inc	599	75
Discover Financial Services	2,924	332
Dynex Capital ‡	5,368	88
East West Bancorp Inc	1,870	138
Equitable Holdings Inc	4,036	123

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Erie Indemnity Co, Cl A	343	$58
Evercore Inc, Cl A	786	90
Everest Re Group Ltd	248	70
FactSet Research Systems Inc	775	296
Fifth Third Bancorp	1,877	74
First Hawaiian Inc	1,924	49
First Horizon National Corp	10,810	247
First Republic Bank/CA	491	76
FNB Corp	33,393	406
Franklin Resources Inc	1,707	46
Globe Life	1,091	106
GoHealth Inc, Cl A *	26,247	21
Hartford Financial Services Group Inc/The	4,339	315
Highwoods Properties ‡	2,287	90
Home BancShares Inc/AR	4,338	98
Huntington Bancshares Inc/OH	11,006	153
Intercontinental Exchange Inc	565	58
Invesco Ltd	3,179	61
Jefferies Financial Group	2,802	93
JPMorgan Chase & Co	13,030	1,723
KeyCorp	3,317	66
KKR & Co Inc, Cl A	2,511	138
Lincoln National Corp	1,943	113
LPL Financial Holdings	709	139
M&T Bank Corp	1,119	201
MarketAxess Holdings Inc	311	88
Marsh & McLennan Cos Inc	11,045	1,767
MetLife Inc	4,026	271
MGIC Investment Corp	7,078	99
Moody’s Corp	248	75
Morgan Stanley	9,778	842
Morningstar Inc	253	65
MSCI Inc, Cl A	201	89
Nasdaq Inc	587	91
New Residential Investment ‡	9,381	106
New York Community Bancorp	7,518	75
NMI Holdings, Cl A *	4,637	86
Northern Trust Corp	2,012	225
OneMain Holdings Inc, Cl A	1,860	82
PacWest Bancorp	5,717	181
Pinnacle Financial Partners	2,549	208
PNC Financial Services Group Inc/The	2,121	372
Popular Inc	6,990	571
Primerica	683	86
Principal Financial Group Inc	1,152	84
Progressive Corp/The	6,508	777
Prosperity Bancshares Inc	1,900	138
Prudential Financial Inc	5,745	610
Raymond James Financial Inc	1,360	134
Regions Financial Corp	5,506	122
Reinsurance Group of America	1,752	220
Rocket Inc, Cl A	6,200	56

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	3,343	$1,168
Signature Bank NY	2,304	498
SLM Corp	12,309	241
Starwood Property Trust ‡	4,020	96
State Street Corp	21,703	1,573
Synchrony Financial	2,944	109
Synovus Financial Corp	5,299	226
T Rowe Price Group Inc	674	86
Travelers Cos Inc/The	433	78
Truist Financial Corp	2,659	132
Umpqua Holdings Corp	25,167	444
Univest Financial Corp	3,549	94
Unum Group	3,649	133
US Bancorp	31,167	1,654
UWM Holdings	10,526	43
Virtu Financial Inc, Cl A	3,660	96
Voya Financial Inc	1,531	105
Webster Financial Corp	5,867	288
Western Alliance Bancorp	2,780	226
Wintrust Financial Corp	1,614	141
Zions Bancorp NA	1,209	69

		32,584

Health Care — 9.5%
ABIOMED Inc *	297	78
Acadia Healthcare Co Inc *	1,414	101
Adaptive Biotechnologies Corp *	26,413	207
Align Technology Inc *	210	58
Alnylam Pharmaceuticals Inc *	1,813	228
AmerisourceBergen Corp, Cl A	12,877	1,993
Anthem Inc	1,761	897
Avantor Inc *	22,760	729
Azenta	2,180	167
Baxter International Inc	8,537	649
BioMarin Pharmaceutical Inc *	3,751	282
Boston Scientific Corp *	17,415	714
Bruker Corp	9,855	616
Cardinal Health Inc	3,870	218
Cerner Corp	8,925	846
Change Healthcare Inc *	2,000	48
Chemed Corp	1,410	683
Cigna Corp	3,142	843
CureVac *	2,530	48
CVS Health Corp	32,246	3,120
DaVita Inc *	1,288	126
DENTSPLY SIRONA Inc	1,719	68
DexCom Inc *	967	288
Edwards Lifesciences Corp *	7,507	757
Elanco Animal Health Inc *	26,905	638
Embecta *	3,603	89
Encompass Health Corp	2,370	155
Ensign Group Inc/The	1,143	93
Envista Holdings Corp *	2,745	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exact Sciences Corp *	2,022	$101
Exelixis Inc *	13,403	246
Figs, Cl A *	11,236	100
Globus Medical Inc, Cl A *	824	55
Guardant Health Inc *	457	19
Henry Schein Inc *	2,467	211
Hologic Inc *	1,306	98
Humana Inc	151	69
ICU Medical Inc *	171	31
IDEXX Laboratories Inc *	489	191
Incyte Corp *	5,877	446
Insulet Corp *	385	82
Integra LifeSciences Holdings Corp *	1,163	73
Intra-Cellular Therapies, Cl A *	17,462	1,002
Intuitive Surgical Inc *	1,674	381
Ionis Pharmaceuticals Inc *	3,796	139
Iovance Biotherapeutics Inc *	1,232	8
IQVIA Holdings Inc *	3,495	752
Laboratory Corp of America Holdings	513	127
LeMaitre Vascular	2,009	92
Masimo Corp *	645	91
McKesson Corp	2,125	699
Mettler-Toledo International Inc *	577	742
Mirati Therapeutics Inc *	1,886	74
Nektar Therapeutics, Cl A *	112,746	392
Neurocrine Biosciences Inc *	2,482	232
Novocure Ltd *	1,591	128
Penumbra Inc *	330	48
Premier Inc, Cl A	12,059	451
Prestige Consumer Healthcare *	16,138	901
Quest Diagnostics Inc	2,735	386
QuidelOrtho *	903	86
Repligen Corp *	1,518	250
ResMed Inc	3,241	659
Sage Therapeutics Inc *	1,667	52
Sarepta Therapeutics Inc *	348	25
Seagen Inc *	1,536	208
Sotera Health *	29,186	622
Stryker Corp	2,405	564
Syneos Health, Cl A *	767	57
Teladoc Health Inc *	293	10
Teleflex Inc	1,029	296
United Therapeutics Corp *	3,075	708
US Physical Therapy Inc	1,056	119
Veeva Systems Inc, Cl A *	1,171	199
Waters Corp *	2,039	669
West Pharmaceutical Services Inc	2,061	640
Zimmer Biomet Holdings Inc	5,327	640
Zimvie *	532	12
Zoetis Inc, Cl A	7,312	1,250

		30,290

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Industrials — 6.9%
3M Co	4,290	$640
ABM Industries Inc	2,652	128
Acuity Brands	561	98
ADT Inc	6,874	51
AECOM	2,764	193
AerCap Holdings NV *	10,135	501
AGCO Corp	675	86
Air Lease Corp, Cl A	6,874	259
Alaska Air Group Inc *	2,479	120
American Airlines Group Inc *	4,404	79
AMETEK Inc	3,249	395
AO Smith Corp	943	57
Armstrong World Industries Inc	1,080	90
Booz Allen Hamilton Holding, Cl A	1,232	106
CACI International, Cl A *	373	105
Carlisle	402	102
Carrier Global	2,640	104
Caterpillar Inc	357	77
CH Robinson Worldwide Inc	994	108
Cintas Corp	215	86
Copart Inc *	809	93
CoStar Group Inc *	862	53
CSX Corp	4,524	144
Cummins Inc	1,667	349
Deere & Co	2,228	797
Delta Air Lines Inc *	12,113	505
Donaldson Co Inc	397	21
Dover Corp	1,366	183
EMCOR Group	908	96
Emerson Electric Co	1,607	142
Enerpac Tool Group, Cl A	36,842	719
EnPro Industries	1,183	113
Equifax Inc	375	76
Expeditors International of Washington Inc	896	98
Fastenal Co	1,480	79
FedEx Corp	2,248	505
Flowserve Corp	1,306	41
Fluence Energy, Cl A *	3,308	32
Fortive Corp	627	39
Fortune Brands Home & Security	945	66
FTI Consulting Inc *	918	154
GFL Environmental	2,633	80
Graco Inc	401	25
Harsco *	6,173	51
HEICO Corp	674	96
Hexcel Corp	889	51
Howmet Aerospace	2,891	103
Hubbell Inc, Cl B	100	19
Huron Consulting Group *	2,125	127
IAA Inc *	2,607	102
IDEX	425	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Illinois Tool Works Inc	3,727	$775
Ingersoll Rand Inc	1,197	56
Insperity	1,029	103
ITT	1,117	82
JB Hunt Transport Services Inc	477	82
JetBlue Airways Corp *	6,090	65
Kelly Services, Cl A	37,393	746
Kirby Corp *	2,029	137
Knight-Swift Transportation Holdings Inc,
Cl A	1,702	83
Korn Ferry	1,643	101
Landstar System Inc	477	72
Lennox International Inc	194	41
Lincoln Electric Holdings	809	110
Lyft, Cl A *	1,618	29
ManpowerGroup Inc	944	85
ManTech International Corp/VA, Cl A	1,649	158
Masco Corp	1,719	97
Masonite International *	897	82
MasTec *	946	79
Mercury Systems *	1,569	94
Middleby *	535	81
MSA Safety Inc	672	86
MSC Industrial Direct Co Inc, Cl A	5,596	475
Nordson Corp	843	184
Norfolk Southern Corp	420	101
Old Dominion Freight Line	24	6
Otis Worldwide Corp	2,884	215
Owens Corning	790	76
PACCAR Inc	771	67
Parker-Hannifin Corp	356	97
Quanta Services	1,185	141
Regal Beloit Corp	733	92
Republic Services Inc, Cl A	700	94
Robert Half International Inc	1,607	145
Rockwell Automation Inc	1,053	225
Rollins Inc	2,023	72
Roper Technologies Inc	173	77
Ryder System Inc	2,375	190
Schneider National Inc, Cl B	2,470	60
Science Applications International	1,200	104
Shoals Technologies Group, Cl A *	4,644	72
SiteOne Landscape Supply *	487	65
Snap-on Inc	657	146
Southwest Airlines Co *	1,122	51
Spirit AeroSystems Holdings Inc, Cl A	1,276	40
Standex International	944	88
Stanley Black & Decker Inc	4,972	590
Sunrun Inc *	3,172	83
Tetra Tech Inc	1,268	171
Timken Co/The	1,209	74
Toro Co/The	721	59

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransDigm Group Inc *	593	$359
TransUnion	974	85
Trex Inc *	956	61
UniFirst	449	73
Union Pacific Corp	3,457	760
United Airlines Holdings Inc *	1,164	55
United Parcel Service Inc, Cl B	7,148	1,303
United Rentals Inc *	308	92
Univar Solutions Inc *	2,330	72
Valmont Industries Inc	383	98
Verisk Analytics Inc, Cl A	474	83
Waste Connections	3,020	385
Waste Management Inc	3,911	620
Watsco Inc	331	85
Westinghouse Air Brake Technologies Corp	720	68
Woodward Inc	800	81
WW Grainger Inc	3,647	1,776
XPO Logistics *	1,313	70
Xylem Inc/NY	5,273	444

		22,099

Information Technology — 18.8%
Adobe Inc *	3,670	1,528
Advanced Micro Devices Inc *	17,008	1,732
Akamai Technologies Inc *	5,807	587
Alliance Data Systems Corp	1,401	77
Alteryx, Cl A *	1,413	79
Amdocs Ltd	872	76
Amphenol Corp, Cl A	1,822	129
Analog Devices Inc	2,222	374
ANSYS Inc *	247	64
Apple Inc	50,612	7,533
Applied Materials Inc	12,609	1,479
Arista Networks Inc *	5,978	611
Arrow Electronics Inc *	1,030	124
Aspen Technology *	322	62
AudioCodes Ltd	3,496	80
Autodesk Inc *	816	170
Automatic Data Processing Inc	9,094	2,027
Avnet Inc	1,907	92
Bentley Systems, Cl B	2,299	79
Bill.com Holdings *	559	66
Black Knight Inc *	1,137	77
Broadcom Inc	1,585	920
Broadridge Financial Solutions Inc	381	56
Cadence Design Systems Inc *	832	128
CDW Corp	1,359	231
Ceridian HCM Holding *	1,194	67
Ciena Corp *	1,878	95
Cirrus Logic Inc *	1,236	101
Cisco Systems Inc	20,454	921
Citrix Systems Inc	1,286	129
Cloudflare, Cl A *	666	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CMC Materials Inc	872	$154
Cognex Corp	4,773	231
Cognizant Technology Solutions Corp, Cl A	869	65
Coherent Inc *	769	208
CommScope Holding Co Inc *	97,312	731
Concentrix Corp	404	63
Coupa Software Inc *	405	28
Crowdstrike Holdings Inc, Cl A *	517	83
Dell Technologies Inc, Cl C	1,116	56
DocuSign Inc, Cl A *	497	42
Dolby Laboratories Inc, Cl A	1,050	82
Dropbox Inc, Cl A *	2,225	46
DXC Technology Co *	2,083	73
Elastic NV *	642	40
EPAM Systems Inc *	101	34
Everbridge Inc *	594	25
ExlService Holdings *	1,082	154
F5 Networks Inc *	506	83
Fair Isaac *	246	101
Fidelity National Information Services Inc	613	64
First Solar Inc *	343	24
Fiserv Inc *	689	69
FleetCor Technologies Inc *	370	92
Fortinet *	202	59
Gartner *	205	54
Genpact Ltd	1,375	61
Global Payments Inc	14,216	1,863
Globant SA *	810	154
GoDaddy Inc, Cl A *	7,977	599
Guidewire Software *	1,075	86
Harmonic *	9,616	93
Hewlett Packard Enterprise Co	41,813	652
HP Inc	19,348	752
HubSpot Inc *	83	28
Intuit Inc	5,331	2,209
IPG Photonics Corp *	692	73
Jabil Inc	2,333	144
Jack Henry & Associates Inc	408	77
Jamf Holding Corp *	1,893	49
Juniper Networks Inc	15,906	488
Keysight Technologies Inc *	1,697	247
KLA Corp	445	162
Kulicke & Soffa Industries	1,690	92
Lam Research Corp	604	314
Littelfuse Inc	331	89
Lumentum Holdings *	1,071	92
Mandiant *	2,720	60
Manhattan Associates *	860	104
Mastercard Inc, Cl A	677	242
Microchip Technology Inc	14,614	1,062
Micron Technology Inc	19,675	1,453
Microsoft Corp	36,197	9,841

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MKS Instruments Inc	668	$82
MongoDB Inc, Cl A *	261	62
Monolithic Power Systems Inc	281	127
Motorola Solutions Inc	777	171
National Instruments Corp	3,105	110
nCino *	762	25
NCR Corp *	1,832	64
NetApp Inc	1,531	110
New Relic Inc *	1,365	64
NortonLifeLock Inc	2,665	65
Nutanix Inc, Cl A *	4,280	69
NVIDIA Corp	11,735	2,191
NXP Semiconductors NV	3,936	747
Okta Inc, Cl A *	3,344	278
ON Semiconductor Corp *	1,303	79
Palo Alto Networks *	134	67
Paychex Inc	550	68
Paycom Software Inc *	217	62
Paylocity Holding Corp *	467	82
PayPal Holdings Inc *	5,842	498
PTC Inc *	835	97
QUALCOMM Inc	8,737	1,251
Rackspace Technology *	4,409	41
RingCentral Inc, Cl A *	199	13
Rogers Corp *	544	144
salesforce.com Inc *	6,460	1,035
ServiceNow Inc *	97	45
Skyworks Solutions Inc	606	66
Smartsheet Inc, Cl A *	1,379	49
Snowflake, Cl A *	867	111
SolarEdge Technologies *	392	107
SolarWinds	4,538	53
Splunk Inc *	489	50
Square Inc, Cl A *	934	82
StoneCo Ltd, Cl A *	1,174	12
Switch Inc, Cl A	6,231	210
SYNNEX Corp	404	42
Synopsys Inc *	451	144
Teledyne Technologies Inc *	252	102
Teradata Corp *	1,199	46
Teradyne Inc	4,374	478
Texas Instruments Inc	5,529	977
Trade Desk Inc, Cl A *	1,530	80
Trimble Inc *	1,500	102
Twilio Inc, Cl A *	4,450	468
Tyler Technologies *	237	84
Ubiquiti	331	87
Unity Software *	585	23
Universal Display Corp	975	123
VeriSign Inc *	3,562	622
ViaSat Inc *	2,883	114
Viavi Solutions *	6,176	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Visa Inc, Cl A	13,956	$2,961
VMware Inc, Cl A	873	112
Vontier Corp	20,965	562
Western Digital Corp *	2,446	148
Western Union Co	4,919	89
WEX Inc *	324	55
Wix.com *	336	21
Workday Inc, Cl A *	2,264	354
Xerox Holdings Corp	5,099	96
Zebra Technologies, Cl A *	214	72
Zendesk Inc *	700	64
Zoom Video Communications, Cl A *	186	20
Zscaler Inc *	487	75

		60,075

Materials — 3.3%
Air Products and Chemicals Inc	2,611	643
Albemarle	467	122
Alcoa Corp	10,505	648
AptarGroup Inc	1,090	117
Ardagh Metal Packaging	14,317	87
Avery Dennison Corp	548	95
Axalta Coating Systems Ltd *	12,441	338
Ball Corp	927	66
Berry Global Group Inc *	4,044	236
Cabot Corp	1,164	88
Celanese, Cl A	707	111
CF Industries Holdings Inc	2,717	268
Chemours	3,046	131
Cleveland-Cliffs *	4,585	106
Corteva Inc	7,415	464
Crown Holdings Inc	2,788	291
Dow Inc	975	66
DuPont de Nemours Inc	10,129	687
Eastman Chemical Co	4,713	519
Ecolab Inc	466	76
FMC Corp	524	64
Freeport-McMoRan Inc	5,276	206
Graphic Packaging Holding	4,953	110
Huntsman Corp	4,477	162
Ingevity *	1,326	92
International Flavors & Fragrances Inc	737	97
International Paper Co	1,238	60
Livent Corp *	15,731	500
Louisiana-Pacific	1,691	117
LyondellBasell Industries NV, Cl A	607	69
Martin Marietta Materials	317	108
Mosaic Co/The	4,600	288
NewMarket Corp	145	48
Newmont Corp	14,973	1,016
Nucor Corp	870	115
O-I Glass Inc, Cl I *	8,446	139
Packaging Corp of America	655	103

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	510	$65
Quaker Chemical Corp	241	38
Reliance Steel & Aluminum Co	2,262	440
Royal Gold Inc	466	53
Scotts Miracle-Gro	796	75
Sherwin-Williams Co/The	2,735	733
Sonoco Products Co	903	53
Steel Dynamics Inc	1,777	152
Sylvamo	112	6
United States Steel Corp	4,118	103
Valvoline Inc	2,446	82
Vulcan Materials Co	363	60
Westrock Co	1,448	70

		10,383

Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	322	53
American Campus Communities Inc ‡	1,095	71
American Tower Corp ‡	2,082	533
Americold Realty Trust ‡	2,617	72
AvalonBay Communities Inc ‡	909	189
Boston Properties Inc ‡	2,949	328
Brixmor Property Group ‡	4,961	121
CBRE Group Inc, Cl A *‡	2,688	223
Corporate Office Properties Trust ‡	3,768	104
Cousins Properties ‡	2,645	91
Crown Castle International Corp ‡	4,114	780
CubeSmart ‡	1,472	66
Digital Realty Trust Inc ‡	437	61
Duke Realty ‡	2,335	123
Equinix Inc ‡	145	100
Equity Residential ‡	780	60
Essex Property Trust Inc ‡	187	53
Extra Space Storage Inc ‡	438	78
Federal Realty Investment Trust ‡	402	46
First Industrial Realty Trust ‡	1,730	92
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	117
Host Hotels & Resorts Inc ‡	9,310	186
Howard Hughes Corp/The *‡	411	35
Hudson Pacific Properties ‡	3,556	71
Iron Mountain Inc ‡	1,533	83
JBG SMITH Properties ‡	3,147	81
Jones Lang LaSalle Inc *‡	410	81
Kennedy-Wilson Holdings Inc ‡	2,346	49
Kilroy Realty Corp ‡	811	49
Kimco Realty Corp ‡	2,506	59
Lamar Advertising, Cl A ‡	862	84
Life Storage Inc ‡	829	97
Mid-America Apartment Communities ‡	482	87
National Retail Properties Inc ‡	993	44
Opendoor Technologies *‡	14,792	107
Orion Office ‡	163	2

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prologis Inc ‡	5,607	$715
Public Storage ‡	298	99
Rayonier ‡	2,788	115
Realty Income Corp ‡	1,634	111
Regency Centers Corp ‡	826	56
SBA Communications Corp, Cl A ‡	364	123
Simon Property Group Inc ‡	566	65
SL Green Realty ‡	583	36
STORE Capital Corp ‡	1,477	41
UDR Inc ‡	2,288	109
Ventas Inc ‡	1,890	107
Vornado Realty Trust Co ‡	765	27
Welltower Inc ‡	1,829	163
Weyerhaeuser Co ‡	2,954	117
Zillow Group, Cl C *‡	1,894	76

		6,437

Utilities — 2.6%
AES Corp/The	4,013	88
Algonquin Power & Utilities Corp	3,894	57
Alliant Energy Corp	1,828	117
Ameren Corp	786	75
American Electric Power Co Inc	1,847	189
American Water Works Co Inc	2,358	357
Atmos Energy Corp	622	72
Avangrid Inc	2,174	104
Brookfield Renewable, Cl A	3,044	110
CMS Energy Corp	5,948	423
Consolidated Edison Inc	3,038	302
Constellation Energy	1,193	74
Dominion Energy Inc	1,583	133
DTE Energy Co	931	124
Duke Energy Corp	2,448	275
Edison International	7,451	521
Entergy Corp	595	72
Essential Utilities Inc	1,211	56
Evergy Inc	833	58
Eversource Energy	5,900	545
Exelon Corp	15,856	779
FirstEnergy Corp	9,890	425
Hawaiian Electric Industries Inc	1,502	65
IDACORP	994	108
MDU Resources Group Inc	2,166	59
NextEra Energy Inc	9,701	734
NiSource Inc	9,007	283
NRG Energy Inc	3,167	146
Pinnacle West Capital Corp	566	44
PPL Corp	23,068	696
Public Service Enterprise Group Inc	1,789	123
Sempra Energy	466	76
Southern Co/The	4,478	339
UGI Corp	1,904	81
Vistra Energy Corp	2,937	77

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEC Energy Group Inc	737	$77
Xcel Energy Inc	6,735	507

		8,371

Total Common Stock (Cost $190,373) ($ Thousands)		244,489

FOREIGN COMMON STOCK — 21.8%

Argentina — 0.0%
MercadoLibre Inc*	85	67

Australia — 0.1%
Qantas Airways Ltd	97,999	387

Brazil — 0.2%
Banco Bradesco SA ADR	48,841	208
CPFL Energia SA	54,255	383

		591

Canada — 1.2%
BRP	4,398	342
Canadian Natural Resources Ltd	19,802	1,313
Dollarama Inc	2,429	141
National Bank of Canada	9,789	751
SNC-Lavalin Group	38,282	767
Toromont Industries Ltd	5,172	459

		3,773

China — 0.8%
Alibaba Group Holding Ltd ADR *	7,995	768
LONGi Green Energy Technology, Cl A	91,460	1,088
Midea Group, Cl A	23,400	191
Oppein Home Group, Cl A	1,600	29
Tencent Holdings Ltd	14,000	647

		2,723

Denmark — 0.5%
Coloplast, Cl B	7,455	885
Demant*	14,246	626

		1,511

France — 1.9%
Cie de Saint-Gobain	24,309	1,435
Euroapi *	25,803	374
Legrand SA	11,776	1,016
LVMH Moet Hennessy Louis Vuitton	2,177	1,393
Pernod Ricard SA	4,382	857
Sodexo SA	5,654	421
Stellantis	33,850	505

		6,001

Germany — 0.9%
SAP SE	11,267	1,120
Scout24 AG	8,933	552
Siemens AG	8,722	1,144

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Siemens Energy	3,665	$70

		2,886

Hong Kong — 0.9%
AIA Group Ltd	114,200	1,178
China Resources Land ‡	178,000	794
JD.com, Cl A	914	27
Samsonite International SA	153,100	350
Topsports International Holdings	85,000	63
Xinyi Glass Holdings Ltd	165,000	419

		2,831

India — 0.5%
HDFC Bank Ltd ADR	8,381	482
Tech Mahindra Ltd	70,301	1,069

		1,551

Israel — 0.4%
Check Point Software Technologies Ltd*	9,326	1,167

Italy — 0.6%
Faurecia	7,019	184
Prysmian SpA	23,455	755
Stellantis	37,396	558
UniCredit	36,516	426

		1,923

Japan — 1.7%
Mitsubishi UFJ Financial Group	265,200	1,504
ORIX	62,000	1,181
Pigeon Corp	3,100	44
Shimano Inc	4,000	708
Showa Denko	57,800	1,119
SMS Co Ltd	24,300	567
Toei Animation Co Ltd	1,300	142
Workman Co Ltd	1,800	65

		5,330

Netherlands — 1.1%
ArcelorMittal	3,103	100
ASML Holding NV	2,925	1,680
ING Groep	58,676	661
NN Group NV	13,267	658
OCI NV	5,211	183
Universal Music Group	3,536	79
Wolters Kluwer	3,535	349

		3,710

Norway — 0.5%
DNB Bank	80,573	1,630
Gjensidige Forsikring	4,629	101

		1,731

Panama — 0.0%
Copa Holdings SA, Cl A*	1,209	85

South Korea — 1.3%
Coway Co Ltd	18,893	1,092

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Hana Financial Group	9,644	$386
LG Household & Health Care	674	400
Samsung Electronics Co Ltd	21,843	1,190
SK Square *	3,277	125
SK Telecom	18,973	876

		4,069

Spain — 0.3%
Industria de Diseno Textil	47,645	1,143

Sweden — 0.5%
Assa Abloy, Cl B	48,718	1,196
Hexagon, Cl B	23,067	280

		1,476

Switzerland — 0.2%
Partners Group Holding AG	614	659

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co
Ltd ADR	16,002	1,525

Thailand — 0.3%
Minor International	305,500	312
SCB X	162,200	536

		848

United Kingdom — 7.4%
Accenture PLC, Cl A	3,211	958
Allegion PLC	536	60
Amcor PLC	8,591	113
Aon PLC, Cl A	1,968	542
Aptiv PLC *	636	68
Atlassian Corp PLC, Cl A *	2,890	512
BP PLC ADR	29,443	953
CNH Industrial	70,569	1,049
ConvaTec Group PLC	516,814	1,407
Dechra Pharmaceuticals PLC	23,396	1,072
Diageo PLC	28,703	1,329
Diploma	3,323	109
Eaton Corp PLC	8,845	1,226
Gates Industrial Corp PLC *	5,238	67
Greencore Group PLC *	398,613	548
GVC Holdings PLC	4,650	86
Horizon Therapeutics PLC *	5,701	511
Informa *	98,127	674

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Intertek Group PLC	4,058	$237
Janus Henderson Group PLC	2,562	72
Jazz Pharmaceuticals PLC *	8,666	1,297
Johnson Controls International PLC	10,634	580
London Stock Exchange Group	4,301	401
Medtronic PLC	23,093	2,313
Natwest Group	495,970	1,426
Nielsen Holdings PLC	2,443	62
nVent Electric PLC	2,436	86
Pentair PLC	1,364	68
Prudential PLC	40,299	527
RELX PLC	51,639	1,476
Royalty Pharma PLC, Cl A	17,154	706
Sensata Technologies Holding PLC	6,719	323
Shell PLC ADR	1,811	107
STERIS PLC	2,039	465
Trane Technologies PLC	3,308	457
Unilever PLC	27,809	1,335
Willis Towers Watson PLC	1,659	350

		23,572

Total Foreign Common Stock (Cost $67,106) ($ Thousands)		69,559

EXCHANGE TRADED FUND — 0.0%
iShares MSCI ACWI ex US ETF	2,056	102

Total Exchange Traded Fund (Cost $99) ($ Thousands)		102

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F 0.575%**†	3,540,931	3,541

Total Cash Equivalent (Cost $3,541) ($ Thousands)		3,541

Total Investments in Securities — 99.5% (Cost $261,119) ($ Thousands)		$317,691

A list of the open futures contracts held by the Fund at May 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	4	Jun-2022	$392	$372	$(20)
S&P 500 Index E-MINI	16	Jun-2022	3,383	3,305	(78)

			$3,775	$3,677	$(98)

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Equity Fund

Percentages are based on Net Assets of $319,440 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2022.

†	Investment in Affiliated Security

‡	Real Estate Investment Trust.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	244,665	–	–	244,665
Foreign Common Stock	69,383	–	–	69,383
Exchange Traded Fund	102	–	–	102
Cash Equivalent	3,541	–	–	3,541

Total Investments in Securities	317,691	–	–	317,691

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(98)	–	–	(98)

Total Other Financial Instruments	(98)	–	–	(98)

*	Futures contracts are valued at unrealized depreciation on the instruments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2022 ($ Thousands):

Security Description	Value 2/28/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 05/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 10,869	$ 2,881	$ (10,209)	$ —	$ —	$ 3,541	3,540,931	$ 3	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	11